Derivative Instruments - Schedule of Level 3 Activity (Details) - Liquefaction Supply Derivatives [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		$ 22,434	$ 440	$ 32,492	$ 342
Realized and mark-to-market losses:
Included in cost of sales	[1]	(10,567)	32,177	(20,482)	32,204
Purchases and settlements:
Purchases		968	0	968	0
Settlements	[1]	(308)	(71)	(741)	0
Transfers out of Level 3	[2]	(47)	0	243	0
Balance, end of period		12,480	32,546	12,480	32,546
Change in unrealized gains relating to instruments still held at end of period		$ (10,567)	$ 0	(19,763)	$ 0
Decrease in Fair Value Realized and Capitalized During Period				$ 700

[1]	Does not include the decrease in fair value of $0.7 million related to the realized gains capitalized during the nine months ended September 30, 2016
[2]	Transferred to Level 2 as a result of observable market for the underlying natural gas supply contracts.